SHAREHOLDERS' DEFICIT - Warrants Outstanding (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding	10,832	10,832	11,444	10,944
Convertible Debt
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding	480
Centurion debenture
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding	764
Other warrants
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding	500
Roth Capital
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding			500
December 2020 equity financing
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding	9,088